Pioneer Dynamic
Credit Fund

Schedule of Investments | December 31, 2019

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

Schedule of Investments | 12/31/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 98.6%
	ASSET BACKED SECURITIES - 18.5% of Net Assets
250,000(a)	522 Funding CLO I, Ltd., Series 2019-1A, Class E, 0.0% (3 Month USD LIBOR + 734 bps), 1/15/33 (144A)	$245,609
1,000,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	1,003,293
250,000(a)	Allegany Park CLO, Ltd., Series 2019-1A, Class E, 0.0% (3 Month USD LIBOR + 678 bps), 1/20/33 (144A)	248,750
1,667,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class F, 7.39%, 6/22/26 (144A)	1,726,575
250,000(a)	Apidos CLO XXXII, Series 2019-32A, Class E, 0.0% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)	250,000
500,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 0.0% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	500,000
500,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 0.0% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	492,500
387,417	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	398,071
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 0.0% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	250,000
1,000,000	Cig Auto Receivables Trust, Series 2019-1A, Class D, 4.85%, 5/15/26 (144A)	1,016,614
1,000,000	Conn's Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	1,009,514
1,500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	1,522,338
800,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	803,494
250,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 0.0% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	247,324
250,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 0.0% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	232,352
250,000(a)	First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 0.0% (3 Month USD LIBOR + 500 bps), 1/25/32 (144A)	250,000
250,000(a)	Fort Washington CLO, Series 2019-1A, Class E, 9.158% (3 Month USD LIBOR + 725 bps), 10/20/32 (144A)	246,988
1,800,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	1,793,180
1,500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.5%, 10/15/24 (144A)	1,557,712
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	514,992
500,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.57%, 11/16/26 (144A)	506,668
104,217(b)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	20,968
440,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 5.607% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	439,985
500,000	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	501,657
895,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	895,152
200,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	207,422
700,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	708,079
250,000(a)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class D, 3.75% (3 Month USD LIBOR + 375 bps), 1/15/33 (144A)	249,995
500,000(a)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.25% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	499,976
821,126(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 4.708% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	827,704
650,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class C, 3.851% (3 Month USD LIBOR + 185 bps), 4/15/26 (144A)	630,184
650,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 5.951% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	623,352
1,675,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	1,697,614
2,500,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	2,554,981
2,510,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	2,573,223
500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	502,500
938,897	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	947,423
945,661	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.8%, 9/20/48 (144A)	974,890
300,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class E, 0.0% (3 Month USD LIBOR + 762 bps), 1/15/33 (144A)	291,000
500,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)	505,632
750,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	763,990
500,000(a)	Westcott Park CLO, Ltd., Series 2016-1A, Class ER, 8.366% (3 Month USD LIBOR + 640 bps), 7/20/28 (144A)	494,087
2,750,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	2,836,910
	TOTAL ASSET BACKED SECURITIES
	(Cost $34,173,332)	$34,562,698
	COLLATERALIZED MORTGAGE OBLIGATIONS - 17.1% of Net Assets
18,195(b)	Bear Stearns ALT-A Trust, Series 2003-3, Class 1A, 4.544%, 10/25/33	$18,296
235,000(a)	Bellemeade Re, Ltd., Series 2018-2A, Class B1, 4.442% (1 Month USD LIBOR + 265 bps), 8/25/28 (144A)	236,544
380,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.542% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	379,109
500,000(a)	BTH-25 Mortgage-Backed Securities Trust, Series 2019-25, Class A, 4.197% (1 Month USD LIBOR + 250 bps), 2/14/20 (144A)	500,701
350,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.04% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	350,105
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
850,000(a)	BX Trust, Series 2017-APPL, Class C, 3.14% (1 Month USD LIBOR + 140 bps), 7/15/34 (144A)	$850,016
2,092,134(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	1,973,555
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, 6.142% (1 Month USD LIBOR + 435 bps), 4/25/31 (144A)	1,080,627
941,671(a)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2, 4.192% (1 Month USD LIBOR + 240 bps), 4/25/31 (144A)	952,559
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.092% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	1,009,234
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 5.892% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	1,063,425
500,000(b)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.58%, 11/15/48	481,107
1,250,000(b)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,274,987
770,000(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.592% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	771,081
890,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2B1, 7.292% (1 Month USD LIBOR + 550 bps), 9/25/29	1,039,745
1,500,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 3.992% (1 Month USD LIBOR + 220 bps), 1/25/30	1,525,828
1,000,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 4.342% (1 Month USD LIBOR + 255 bps), 12/25/30	1,017,685
1,000,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.042% (1 Month USD LIBOR + 425 bps), 1/25/31	1,091,898
1,072,417(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 3.792% (1 Month USD LIBOR + 200 bps), 3/25/31	1,076,916
2,510,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 12.792% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	3,278,751
350,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.092% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	354,504
1,250,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.142% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	1,262,815
180,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 5.892% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)	191,304
140,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.042% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	181,350
150,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 3.842% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	150,687
177,728	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	10,546
84,162	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)	1
216,552	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	169,420
570,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	333,785
500,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.04% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	499,396
300,000(b)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.091%, 12/15/49 (144A)	272,224
341,788(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	345,633
500,000(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.744%, 8/15/47 (144A)	504,354
260,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	238,646
426,222(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.115% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	425,778
850,000(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.742% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	848,964
1,449,664(a)	SLIDE, Series 2018-FUN, Class B, 2.99% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	1,449,273
1,525,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 4.34% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	1,526,141
416,381(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.06% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	416,147
1,000,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,026,588
900,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	930,306
750,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	622,823
200,000(b)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.404%, 3/15/48 (144A)	201,503
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $30,862,211)	$31,934,357
	CORPORATE BONDS - 40.0% of Net Assets
	Banks - 6.4%
1,700,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$1,857,250
900,000(b)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	972,000
1,700,000(b)(c)	Credit Suisse Group AG, 6.375% (5 Year CMT Index + 482 bps)	1,832,600
1,600,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,568,496
1,700,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	1,843,905
850,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	921,187
1,000,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	1,072,500
1,650,000(b)(c)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	1,802,625
	Total Banks	$11,870,563
Principal Amount USD ($)		Value
	Beverages - 1.1%
1,725,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	$2,004,240
	Total Beverages	$2,004,240
	Building Materials - 0.8%
1,520,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	$1,561,800
	Total Building Materials	$1,561,800
	Chemicals - 0.8%
1,415,000	OCI NV, 5.25%, 11/1/24 (144A)	$1,468,063
	Total Chemicals	$1,468,063
	Commercial Services - 1.1%
1,904,000	Brink's Co., 4.625%, 10/15/27 (144A)	$1,961,120
	Total Commercial Services	$1,961,120
	Computers - 1.1%
1,775,000	Dell International LLC/EMC Corp., 5.3%, 10/1/29 (144A)	$2,001,470
	Total Computers	$2,001,470
	Diversified Financial Services - 2.0%
1,000,000(d)	Fixed Income Trust Series 2013-A, 7.697%, 10/15/97 (144A)	$1,424,277
740,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	741,850
1,425,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	1,425,955
	Total Diversified Financial Services	$3,592,082
	Electric - 2.4%
1,443,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	$1,518,757
1,300,000	NRG Energy, Inc., 5.25%, 6/15/29 (144A)	1,405,625
1,345,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	1,417,294
	Total Electric	$4,341,676
	Electronics - 1.5%
1,100,000	ADT Security Corp., 4.875%, 7/15/32 (144A)	$1,009,250
1,725,000	Flex, Ltd., 4.875%, 6/15/29	1,874,032
	Total Electronics	$2,883,282
	Entertainment - 0.8%
1,270,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$1,428,750
	Total Entertainment	$1,428,750
	Environmental Control - 0.6%
1,200,000	Tervita Corp., 7.625%, 12/1/21 (144A)	$1,207,500
	Total Environmental Control	$1,207,500
	Food Service - 1.3%
2,300,000	Aramark Services, Inc., 5.0%, 2/1/28 (144A)	$2,423,625
	Total Food Service	$2,423,625
	Healthcare-Services - 2.9%
1,265,000	HCA, Inc., 5.625%, 9/1/28	$1,441,594
76,000	HCA, Inc., 5.875%, 2/1/29	87,875
1,700,000	Molina Healthcare, Inc., 5.375%, 11/15/22	1,807,066
880,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	930,600
1,190,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	1,237,600
	Total Healthcare-Services	$5,504,735
	Home Builders - 0.8%
1,315,000	KB Home, 7.0%, 12/15/21	$1,410,338
	Total Home Builders	$1,410,338
	Insurance - 1.1%
850,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$948,812
925,000	Liberty Mutual Group, Inc., 3.951%, 10/15/50 (144A)	962,145
100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	142,428
	Total Insurance	$2,053,385
	Internet - 0.6%
1,000,000	Netflix, Inc., 4.375%, 11/15/26	$1,025,000
	Total Internet	$1,025,000
	Media - 1.7%
1,850,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.8%, 3/1/50	$1,950,833
1,434,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	1,394,565
	Total Media	$3,345,398
	Oil & Gas - 0.8%
1,500,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	$1,509,375
	Total Oil & Gas	$1,509,375
	Pharmaceuticals - 2.2%
1,750,000	Allergan Funding SCS, 4.75%, 3/15/45	$1,905,948
900,000	Bausch Health Cos., Inc., 6.5%, 3/15/22 (144A)	920,250
1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,300,000
	Total Pharmaceuticals	$4,126,198
	Pipelines - 6.7%
900,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$846,000
1,390,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,563,000
1,515,000	DCP Midstream Operating LP, 3.875%, 3/15/23	1,549,087
1,400,000	Enable Midstream Partners LP, 4.95%, 5/15/28	1,418,151
2,065,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	1,941,100
1,500,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	1,432,500
Principal Amount USD ($)		Value
	Pipelines - (continued)
1,450,000	ONEOK, Inc., 6.875%, 9/30/28	$1,819,945
1,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,567,188
327,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	358,065
	Total Pipelines	$12,495,036
	REITs - 1.3%
2,350,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$2,426,375
	Total REITs	$2,426,375
	Telecommunications - 2.0%
1,750,000	AT&T, Inc., 4.5%, 3/9/48	$1,933,397
950,000	CenturyLink, Inc., 7.6%, 9/15/39	992,750
850,000	Sprint Capital Corp., 6.875%, 11/15/28	915,875
	Total Telecommunications	$3,842,022
	TOTAL CORPORATE BONDS
	(Cost $71,788,025)	$74,482,033
	INSURANCE-LINKED SECURITIES - 1.8% of Net Assets(e)
	Event-Linked Bonds - 1.3%
	Earthquakes - California - 0.4%
250,000(a)	Ursa Re, 5.046% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$247,225
250,000(a)	Ursa Re, 5.626% (3 Month U.S. Treasury Bill + 408 bps), 12/10/20 (144A)	248,300
250,000(a)	Ursa Re, 6.916% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	247,325
		$742,850
	Multiperil - U.S. - 0.4%
250,000(a)	Kilimanjaro II Re, 12.219% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	$246,325
250,000(a)	Residential Reinsurance 2016, 6.974% (3 Month U.S. Treasury Bill + 543 bps), 12/6/20 (144A)	246,650
250,000(a)	Residential Reinsurance 2017, 7.304% (3 Month U.S. Treasury Bill + 576 bps), 12/6/21 (144A)	244,700
		$737,675
	Multiperil - Worldwide - 0.5%
400,000(a)	Galilei Re, 7.461% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	$399,960
250,000(a)	Galilei Re, 8.641% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	249,950
250,000(a)	Galilei Re, 10.491% (6 Month USD LIBOR + 863 bps), 1/8/20 (144A)	249,925
		$899,835
	Total Event-Linked Bonds	$2,380,360
Face Amount USD ($)		Value
	Collateralized Reinsurance - 0.0%†
	Multiperil - Worldwide - 0.0%†
250,000+(f)(g)	Cypress Re 2017, 1/10/20	$4,550
12,000+(f)	Limestone Re 2016-1, 8/31/21	14,540
250,000+(f)(g)	Resilience Re, 5/1/20	175
	Total Collateralized Reinsurance	$19,265
	Reinsurance Sidecars - 0.5%
	Multiperil - U.S. - 0.2%
1,500,000+(f)(g)	Carnoustie Re 2015, 7/31/20	$4,800
500,000+(f)(g)	Carnoustie Re 2016, 11/30/20	13,500
500,000+(f)(g)	Carnoustie Re 2017, 11/30/21	67,925
250,000+(f)(g)	Carnoustie Re 2018, 12/31/21	2,800
1,500,000+(g)(h)	Harambee Re 2018, 12/31/21	232,650
700,000+(f)(g)	Prestwick Re 2015-1, 7/31/20	11,900
		$333,575
	Multiperil - Worldwide - 0.3%
500,000+(f)(g)	Arlington Re 2015, 2/1/20	$24,300
41,791+(f)	Berwick Re 2018-1, 12/31/21	6,674
29,857+(f)(g)	Berwick Re 2019-1, 12/31/22	30,905
250,000+(g)(h)	Blue Lotus Re 2018, 12/31/21	274,425
25,000+(f)(g)	Eden Re II, 3/22/22 (144A)	32,660
2,000,000+(f)	Pangaea Re 2015-1, 2/1/20	2,616
2,000,000+(f)	Pangaea Re 2015-2, 5/29/20	2,982
1,000,000+(f)	Pangaea Re 2016-1, 11/30/20	2,220
1,000,000+(f)(g)	Pangaea Re 2017-1, 11/30/21	16,100
217,248+(f)(g)	St. Andrews Re 2017-4, 6/1/20	21,377
250,000+(g)(h)	Thopas Re 2018, 12/31/21	43,275
1,500,000+(f)(g)	Versutus Re 2017, 11/30/21	19,800
1,500,000+(f)(g)	Versutus Re 2018, 12/31/21	–
250,000+(g)(h)	Viribus Re 2018, 12/31/21	13,825
106,153+(g)(h)	Viribus Re 2019, 12/31/22	130,855
		$622,014
	Total Reinsurance Sidecars	$955,589
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $3,788,210)	$3,355,214
Principal Amount USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 7.3% of Net Assets*(a)
	Automobile - 0.2%
296,117	KAR Auction Services, Inc., Tranche B-6 Term Loan, 4.063% (LIBOR + 225 bps), 9/19/26	$298,767
	Total Automobile	$298,767
	Beverage, Food & Tobacco - 0.2%
363,391	Albertson's LLC, 2019 Term B-8 Loan, 4.549% (LIBOR + 275 bps), 8/17/26	$367,230
	Total Beverage, Food & Tobacco	$367,230
	Buildings & Real Estate - 0.3%
294,750	Beacon Roofing Supply, Inc., Initial Term Loan, 4.049% (LIBOR + 225 bps), 1/2/25	$296,500
100,681	Builders FirstSource, Inc., Refinancing Term Loan, 4.799% (LIBOR + 300 bps), 2/29/24	101,158
	Total Buildings & Real Estate	$397,658
	Chemicals, Plastics & Rubber - 0.4%
823,966	Univar Solutions USA, Inc., Term B-3 Loan, 4.049% (LIBOR + 225 bps), 7/1/24	$828,859
	Total Chemicals, Plastics & Rubber	$828,859
	Computers & Electronics - 0.6%
791,597	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.195% (LIBOR + 325 bps), 9/19/24	$795,637
198,000	Energizer Holdings, Inc., Term B Loan, 4.0% (LIBOR + 225 bps), 12/17/25	199,297
205,542	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.195% (LIBOR + 425 bps), 6/26/25	191,154
	Total Computers & Electronics	$1,186,088
	Diversified & Conglomerate Service - 1.7%
977,500	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.049% (LIBOR + 325 bps), 8/30/24	$976,889
478,972	Filtration Group Corp., Initial Dollar Term Loan, 4.799% (LIBOR + 300 bps), 3/29/25	481,546
462,687	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 3.486% (LIBOR + 175 bps), 11/18/26	465,785
1,239,685	WEX, Inc., Term B-3 Loan, 4.049% (LIBOR + 225 bps), 5/15/26	1,249,369
	Total Diversified & Conglomerate Service	$3,173,589
	Electric & Electrical - 0.2%
414,834	Rackspace Hosting, Inc., First Lien Term B Loan, 4.902% (LIBOR + 300 bps), 11/3/23	$406,537
	Total Electric & Electrical	$406,537
	Electronics - 0.2%
257,920	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.195% (LIBOR + 225 bps), 9/29/23	$260,298
	Total Electronics	$260,298
	Healthcare & Pharmaceuticals - 0.8%
468,561	Acadia Healthcare Co., Inc., Tranche B-3 Term Loan, 4.299% (LIBOR + 250 bps), 2/11/22	$470,435
977,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.299% (LIBOR + 350 bps), 9/26/24	944,917
	Total Healthcare & Pharmaceuticals	$1,415,352
	Healthcare, Education & Childcare - 0.0%†
18,120	Select Medical Corp., Tranche B Term Loan, 4.58% (LIBOR + 250 bps), 3/6/25	$18,182
	Total Healthcare, Education & Childcare	$18,182
	Hotel, Gaming & Leisure - 0.1%
257,974	Eldorado Resorts, Inc., Term Loan, 4.047% (LIBOR + 225 bps), 4/17/24	$258,176
	Total Hotel, Gaming & Leisure	$258,176
	Insurance - 0.5%
977,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 4.945% (LIBOR + 300 bps), 5/16/24	$978,600
	Total Insurance	$978,600
	Leisure & Entertainment - 0.4%
704,659	Fitness International LLC, Term B Loan, 5.049% (LIBOR + 325 bps), 4/18/25	$705,320
	Total Leisure & Entertainment	$705,320
	Machinery - 0.2%
439,307	NN, Inc., Tranche B Term Loan, 7.049% (LIBOR + 525 bps), 10/19/22	$429,423
	Total Machinery	$429,423
	Printing & Publishing - 0.4%
687,389	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.805% (LIBOR + 300 bps), 9/28/23	$690,826
	Total Printing & Publishing	$690,826
	Securities & Trusts - 0.5%
908,400(i)	Spectacle Gary Holdings LLC, Term Loan B, 11/6/25	$916,349
	Total Securities & Trusts	$916,349
	Utilities - 0.6%
463,511	APLP Holdings, Ltd. Partnership, Term Loan, 4.549% (LIBOR + 275 bps), 4/13/23	$465,441
541,784	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.549% (LIBOR + 375 bps), 10/2/23	544,027
280,660	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 2018 Incremental Term Loan, 3.537% (LIBOR + 175 bps), 12/31/25	282,642
	Total Utilities	$1,292,110
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $13,627,830)	$13,623,364
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.8% of Net Assets
4,500,000(j)	U.S. Treasury Bills, 1/21/20	$4,496,509
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
9,000,000	U.S. Treasury Bonds, 2.5%, 2/15/46	$9,211,289
10,000,000	U.S. Treasury Notes, 2.125%, 12/31/22	10,152,344
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $23,893,890)	$23,860,142

Number of Contracts	Description	Counterparty	Notional	Strike Price	Expiration Date	Value
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.0%†
30	S&P 500 Index	Citigroup Global Markets, Inc. USD	94,200 USD	2,900	2/21/20	$28,350
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $94,200)					$28,350
	TOTAL OPTIONS PURCHASED
	(Premiums paid $94,200)					$28,350
Principal Amount USD ($)						Value
	TEMPORARY CASH INVESTMENTS - 1.1% of Net Assets
	REPURCHASE AGREEMENTS - 1.1%
1,000,000	$1,000,000 RBC Capital Markets LLC, 1.56%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $1,020,976 Federal National Mortgage Association, 3.0%, 6/1/49 - 9/1/49.					$1,000,000
1,000,000	$1,000,000 Scotia Bank, 1.56%, dated 12/31/19 plus accrued interest on 1/2/20 collateralized by $1,020,089 Federal National Mortgage Association, 4.0%, 5/1/49.					1,000,000
						$2,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $2,000,000)					$2,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.6%
	(Cost $180,227,698)					$183,846,158
	OTHER ASSETS AND LIABILITIES - 1.4%					$2,690,985
	NET ASSETS - 100.0%					$186,537,143

bps CMT	Basis Points. Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2019, the value of these securities amounted to $98,004,757, or 52.5% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2019.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2019.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2019.
(e)	Securities are restricted as to resale.
(f)	Issued as participation notes.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	This term loan will settle after December 31, 2019, at which time the interest rate will be determined.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.

FUTURES CONTRACT

FIXED INCOME INDEX FUTURES CONTRACT
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
237	U.S. 5 Year Note (CBT)	3/31/20	$28,210,500	$28,110,422	$(100,078)
TOTAL FUTURES CONTRACT			$28,210,500	$28,110,422	$(100,078)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
5,557,500	Markit CDX North America High Yield Index Series 28	Receive	5.00%	6/20/22	$ 409,414	$ (47,728)	$ 361,686
5,568,000	Markit CDX North America High Yield Index Series 29	Receive	5.00%	12/20/22	377,380	32,362	409,742
9,840,000	Markit CDX North America High Yield Index Series 30	Receive	5.00%	6/20/23	613,425	212,118	825,543
18,960,000	Markit CDX North America High Yield Index Series 31	Receive	5.00%	12/20/23	1,177,886	545,596	1,723,482
EUR 8,879,907	Markit iTraxx Europe Crossover	Receive	5.00%	6/20/22	1,147,677	(298,533)	849,144
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$3,725,782	$ 443,815	$4,169,597
TOTAL SWAP CONTRACTS					$3,725,782	$ 443,815	$4,169,597

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$34,562,698	$–	$34,562,698
Collateralized Mortgage Obligations	–	31,934,357	–	31,934,357
Corporate Bonds	–	74,482,033	–	74,482,033
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	19,265	19,265
Reinsurance Sidecars
Multiperil - U.S.	–	–	333,575	333,575
Multiperil - Worldwide	–	–	622,014	622,014
All Other Insurance-Linked Securities	–	2,380,360	–	2,380,360
Senior Secured Floating Rate Loan Interests	–	13,623,364	–	13,623,364
U.S. Government and Agency Obligations	–	23,860,142	–	23,860,142
Exchange-Traded Put Option Purchased	28,350	–	–	28,350
Repurchase Agreements	–	2,000,000	–	2,000,000
Total Investments in Securities	$28,350	$182,842,954	$974,854	$183,846,158
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(100,078)	$–	$–	$(100,078)
Swap contracts, at value	–	4,169,597	–	4,169,597
Total Other Financial Instruments	$(100,078)	$4,169,597	$–	$4,069,519

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Corporate Bonds	Insurance-Linked Securities	Right/Warrant		Total
Balance as of 3/31/19	$1,316,208	$2,403,621	$--	*	$3,719,829
Realized gain (loss)	--	(955)	--	†	(955)
Change in unrealized appreciation (depreciation)	--	105,168	--	†	105,168
Accrued discounts/premiums	--	--	--		--
Purchases	--	25,000	--		25,000
Sales	--	(1,557,980)	--		(1,557,980)
Transfers in to Level 3**	--	--	--		--
Transfers out of Level 3**	(1,316,208)	--	--		(1,316,208)
Balance as of 12/31/19	$--	$974,854	$--		$974,854

†	Amount rounds to less than $1.
*	Security valued at $0.
**
Transfers are calculated on the beginning of period values. During the nine months ended December 31, 2019, an investment having a value of $1,316,208 was transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine its value. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2019: $138,463.